Credit Risk - Disclosure of Increase (Decrease in Profit Before Tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Increase in profit before tax due to 20 percentage increase in HPI rate	£ 64	£ 63
Increase in profit before tax due to 10 percentage increase in HPI rate	40	38
Decrease in profit before tax due to 10 percentage decrease in HPI rate	(69)	(66)
Decrease in profit before tax due to 20 percentage decrease in HPI rate	£ (197)	£ (183)